Stock-based compensation - General (Details)	Sep. 30, 2017 shares
Inducement Plan
Stock-based compensation
Number of shares available for issuance	52,850
2015 Plan
Stock-based compensation
Number of shares available for issuance	374,289
Non-Employee Director Plan
Stock-based compensation
Number of shares available for issuance	792